22. INCOME TAX AND DEFERRED TAXES (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of tax expense
Tax expense using the legal rate	$ 16,603,772	$ 14,400,754	$ 15,121,423
Tax effect of rates in other jurisdictions	(2,210,638)	1,196,029	3,206,568
Tax effect of non-taxable revenue	(2,926,203)	(2,305,118)	(4,120,243)
Tax effect of non-deductible expenses	242,107	1,309,434	321,384
Tax effect of increase in the tax rate in Argentina and USA (%)	0	(2,266,914)	0
Tax effect of increase in the tax rate in Chile (%)	0	621,686	1,464,046
Other increases (decreases) in the legal tax charge	(314,920)	(1,079,062)	503,942
Total adjustments to tax expense using the legal rate	(5,209,654)	(2,523,945)	1,685,137
Tax expense using the effective rate	$ 11,394,118	$ 11,876,809	$ 16,806,562